Commissions and fees	12 Months Ended
Dec. 31, 2013
Commissions and fees
7 Commissions and fees

in	2013	2012	2011
Commissions and fees (CHF million)
Lending business	1,814	1,513	1,296
Investment and portfolio management	3,944	3,715	3,768
Other securities business	106	110	120
Fiduciary business	4,050	3,825	3,888
Underwriting	1,647	1,561	1,479
Brokerage	3,933	3,686	4,055
Underwriting and brokerage	5,580	5,247	5,534
Other services	1,782	2,139	1,920
Commissions and fees	13,226	12,724	12,638

Bank
Commissions and fees
7 Commissions and fees

in	2013	2012	2011
Commissions and fees (CHF million)
Lending business	1,774	1,474	1,247
Investment and portfolio management	3,854	3,625	3,653
Other securities business	101	137	68
Fiduciary business	3,955	3,762	3,721
Underwriting	1,681	1,561	1,479
Brokerage	3,901	3,654	4,016
Underwriting and brokerage	5,582	5,215	5,495
Other services	1,747	2,098	1,897
Commissions and fees	13,058	12,549	12,360